Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]

Subsidiaries with material non-controlling interests

	Dec 31, 2020	Dec 31, 2019
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2020	Dec 31, 2019
Net income attributable to non-controlling interests	117	105
Accumulated non-controlling interests of the subsidiary	1,412	1,420
Dividends paid to non-controlling interests	69	56
Summarised financial information:
Total assets	10,448	10,952
Total liabilities	3,685	4,100
Total net revenues	2,237	2,389
Net income (loss)	558	512
Total comprehensive income (loss), net of tax	259	583

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]

Restricted assets

	Dec 31, 2020		Dec 31, 2019
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	152,143	153	104,327	159
Financial assets at fair value through profit or loss	527,980	52,494	530,713	43,190
Financial assets at fair value through other comprehensive income	55,834	8,110	45,503	2,943
Loans at amortized cost	426,691	78,144	429,841	71,369
Other	162,313	3,316	187,290	3,017
Total	1,324,961	142,217	1,297,674	120,678